Shareholder Fees {- Fidelity ZERO Total Market Index Fund}	Dec. 30, 2021 USD ($)
10.31 Fidelity ZERO International Index Fund and Fidelity ZERO Total Market Index Fund Combo Pro-04 | Fidelity ZERO Total Market Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none